UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-06367

                                         Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Income Fund

Third Quarter Report — June 30, 2014

Morningstar® rated The Gabelli Equity Income Fund Class AAA Shares 4 stars overall,

3 stars for the three and five year periods, and 5 stars for the ten year period ended

June 30, 2014 among 1,338, 1,338, 1,192, and 798 Large Blend funds, respectively.

Morningstar RatingTM is based on risk-adjusted returns.

Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended June 30, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund increased 4.6% compared with an increase of 5.2% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed is the schedule of investments as of June 30, 2014.

Comparative Results

Average Annual Returns through June 30, 2014 (a)(b) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (01/02/92)
Class AAA (GABEX)	4.64%	21.51%	17.96%	8.89%	10.75%
S&P 500 Index	5.23	24.61	18.83	7.78	9.31	(e)
Nasdaq Composite Index	5.30	30.98	20.57	9.20	9.37	(e)
Lipper Equity Income Fund Average	5.07	21.69	17.55	7.54	8.68
Class A (GCAEX)	4.65	21.54	17.97	8.88	10.74
With sales charge (c)	(1.36)	14.55	16.59	8.24	10.45
Class C (GCCEX)	4.42	20.59	17.09	8.08	10.36
With contingent deferred sales charge (d)	3.42	19.59	17.09	8.08	10.36
Class I (GCIEX)	4.69	21.80	18.25	9.07	10.83

In the current prospectuses dated January 28, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(e)	S&P 500 Index and Nasdaq Composite Index since inception performance is as of December 31, 1991.

The Gabelli Equity Income Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 96.7%
	Aerospace — 3.1%
88,000	Exelis Inc.	$1,494,240
2,000	Lockheed Martin Corp.	321,460
10,000	Raytheon Co.	922,500
286,000	Rockwell Automation Inc.	35,795,760
2,000	Rockwell Collins Inc.	156,280
1,625,000	Rolls-Royce Holdings plc	29,729,001
217,750,000	Rolls-Royce Holdings plc, Cl. C†(a)	372,655
175,500	The Boeing Co.	22,328,865

		91,120,761

	Agriculture — 0.9%
120,000	Archer Daniels Midland Co.	5,293,200
150,000	Monsanto Co.	18,711,000
12,000	The Mosaic Co.	593,400

		24,597,600

	Automotive — 1.4%
1,040,000	Ford Motor Co.	17,929,600
130,000	General Motors Co.	4,719,000
460,000	Navistar International Corp.†	17,240,800
31,000	PACCAR Inc.	1,947,730

		41,837,130

	Automotive: Parts and Accessories — 2.6%
8,000	BorgWarner Inc.	521,520
160,000	Dana Holding Corp.	3,907,200
50,007	Federal-Mogul Holdings Corp.†	1,011,642
507,000	Genuine Parts Co.	44,514,600
6,000	Johnson Controls Inc.	299,580
50,000	Modine Manufacturing Co.†	787,000
132,000	O’Reilly Automotive Inc.†	19,879,200
47,000	Tenneco Inc.†.	3,087,900
150,000	The Pep Boys - Manny, Moe & Jack†	1,719,000

		75,727,642

	Aviation: Parts and Services — 0.3%
60,000	Curtiss-Wright Corp.	3,933,600
74,000	GenCorp Inc.†	1,413,400
3,000	Precision Castparts Corp.	757,200
29,000	United Technologies Corp.	3,348,050

		9,452,250

	Broadcasting — 0.8%
310,000	CBS Corp., Cl. A, Voting	19,251,000
85,000	CBS Corp., Cl. B, Non-Voting	5,281,900

		24,532,900

	Building and Construction — 0.3%
240,000	Fortune Brands Home & Security Inc.	9,583,200

	Business Services — 0.9%
37,000	Automatic Data Processing Inc.	2,933,360
37,789	Blackhawk Network Holdings Inc., Cl. B†	1,014,635

Shares		Market Value
188,000	Diebold Inc.	$7,551,960
4,000	Landauer Inc.	168,000
102,000	MasterCard Inc., Cl. A	7,493,940
30,000	McGraw Hill Financial Inc.	2,490,900
10,000	MSC Industrial Direct Co. Inc., Cl. A	956,400
45,000	Pentair plc	3,245,400

		25,854,595

	Cable and Satellite — 0.8%
33,000	AMC Networks Inc., Cl. A†	2,029,170
140,000	Cablevision Systems Corp., Cl. A	2,471,000
10,000	DIRECTV†	850,100
175,000	DISH Network Corp., Cl. A†	11,389,000
16,000	EchoStar Corp., Cl. A†	847,040
58,000	Scripps Networks Interactive Inc., Cl. A	4,706,120
10,000	Time Warner Cable Inc.	1,473,000

		23,765,430

	Communications Equipment — 0.7%
15,000	Cisco Systems Inc.	372,750
880,000	Corning Inc.	19,316,000

		19,688,750

	Computer Hardware — 1.6%
50,000	Apple Inc.	4,646,500
300,000	Hewlett-Packard Co.	10,104,000
177,300	International Business Machines Corp.	32,139,171

		46,889,671

	Computer Software and Services — 1.4%
45,000	eBay Inc.†	2,252,700
380,000	EMC Corp.	10,009,200
122,000	Fidelity National Information Services Inc.	6,678,280
360,000	Microsoft Corp.	15,012,000
210,000	Yahoo! Inc.†	7,377,300

		41,329,480

	Consumer Products — 3.3%
45,000	Altria Group Inc.	1,887,300
314,000	Avon Products Inc.	4,587,540
75,000	Energizer Holdings Inc.	9,152,250
5,000	Hanesbrands Inc.	492,200
1,000	Harman International Industries Inc.	107,430
2,500	National Presto Industries Inc.	182,100
50,000	Philip Morris International Inc.	4,215,500
105,000	Reckitt Benckiser Group plc	9,164,499
25,500	Svenska Cellulosa AB, Cl. A	663,304
1,275,000	Swedish Match AB	44,271,165
230,000	The Procter & Gamble Co.	18,075,700
81,000	Unilever NV - NY Shares	3,544,560

		96,343,548

	Consumer Services — 0.2%
4,000	Allegion plc	226,720

See accompanying notes to schedule of investments.

2

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
100,000	Rollins Inc.	$3,000,000
110,000	The ADT Corp.	3,843,400

		7,070,120

	Diversified Industrial — 3.8%
4,000	Acuity Brands Inc.	553,000
2,500	Alstom SA	91,144
100,000	Crane Co.	7,436,000
85,000	Eaton Corp. plc	6,560,300
1,525,000	General Electric Co.	40,077,000
235,000	Honeywell International Inc.	21,843,250
50,000	ITT Corp.	2,405,000
50,000	Jardine Matheson Holdings Ltd.	2,965,500
180,000	Jardine Strategic Holdings Ltd.	6,431,400
3,000	Rayonier Advanced Materials Inc.†	116,250
120,000	Textron Inc.	4,594,800
300,000	Toray Industries Inc.	1,972,262
26,000	Trinity Industries Inc.	1,136,720
305,000	Tyco International Ltd.	13,908,000

		110,090,626

	Electronics — 1.3%
53,000	Dolby Laboratories Inc., Cl. A†	2,289,600
500,000	Intel Corp.	15,450,000
85,000	TE Connectivity Ltd.	5,256,400
320,000	Texas Instruments Inc.	15,292,800

		38,288,800

	Energy and Utilities: Electric — 0.9%
60,000	American Electric Power Co. Inc.	3,346,200
6,000	DTE Energy Co.	467,220
90,000	El Paso Electric Co.	3,618,900
110,000	Great Plains Energy Inc.	2,955,700
100,000	Korea Electric Power Corp., ADR	1,840,000
170,000	Northeast Utilities	8,035,900
245,000	The AES Corp.	3,809,750
17,033	UIL Holdings Corp.	659,347

		24,733,017

	Energy and Utilities: Integrated — 2.4%
240,000	CONSOL Energy Inc.	11,056,800
100,000	Dominion Resources Inc.	7,152,000
110,000	Duke Energy Corp.	8,160,900
182,000	Energy Transfer Equity LP	10,727,080
29,000	Eni SpA	793,400
48,000	FirstEnergy Corp.	1,666,560
13,069	Iberdrola SA, ADR	401,218
25,000	Integrys Energy Group Inc.	1,778,250
112,000	NextEra Energy Inc.	11,477,760
135,000	OGE Energy Corp.	5,275,800
118,000	PNM Resources Inc.	3,460,940
30,000	Suncor Energy Inc., New York	1,278,900

Shares		Market Value
2,000	Suncor Energy Inc., Toronto.	$85,282
50,000	TECO Energy Inc.	924,000
135,000	Westar Energy Inc.	5,155,650

		69,394,540

	Energy and Utilities: Natural Gas — 2.0%
10,000	AGL Resources Inc.	550,300
7,000	Atmos Energy Corp.	373,800
230,000	Kinder Morgan Inc.	8,339,800
310,000	National Fuel Gas Co.	24,273,000
34,500	ONE Gas Inc.	1,302,375
138,000	ONEOK Inc.	9,395,040
24,000	Piedmont Natural Gas Co. Inc.	897,840
71,500	Southwest Gas Corp.	3,774,485
195,000	Spectra Energy Corp.	8,283,600

		57,190,240

	Energy and Utilities: Oil — 5.2%
202,000	Anadarko Petroleum Corp.	22,112,940
435,000	BP plc, ADR	22,946,250
52,000	Canadian Oil Sands Ltd.	1,178,351
188,000	Chevron Corp.	24,543,400
180,000	ConocoPhillips	15,431,400
22,000	Denbury Resources Inc.	406,120
58,000	Devon Energy Corp.	4,605,200
151,000	Exxon Mobil Corp.	15,202,680
120,000	Hess Corp.	11,866,800
38,000	Marathon Oil Corp.	1,516,960
18,000	Marathon Petroleum Corp.	1,405,260
100,000	Occidental Petroleum Corp.	10,263,000
4,000	PetroChina Co. Ltd., ADR	502,200
36,000	Repsol SA, ADR	954,000
120,000	Royal Dutch Shell plc, Cl. A, ADR	9,884,400
40,000	Statoil ASA	1,228,592
80,000	Statoil ASA, ADR	2,466,400
300,000	Talisman Energy Inc.	3,180,000
17,518	Total SA, ADR	1,264,800
40,000	WesternZagros Resources Ltd.†	44,609

		151,003,362

	Energy and Utilities: Services — 2.7%
20,000	ABB Ltd., ADR	460,400
52,000	Cameron International Corp.†	3,520,920
13,400	Dresser-Rand Group Inc.†	853,982
350,000	Halliburton Co.	24,853,500
94,000	Oceaneering International Inc.	7,344,220
40,000	Schlumberger Ltd.	4,718,000
75,000	Transocean Ltd.	3,377,250
1,500,000	Weatherford International plc†	34,500,000

		79,628,272

	Energy and Utilities: Water — 0.3%
45,000	Aqua America Inc.	1,179,900

See accompanying notes to schedule of investments.

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Water (Continued)
230,000	Severn Trent plc	$7,604,737

		8,784,637

	Entertainment — 1.8%
150,000	Grupo Televisa SAB, ADR	5,146,500
35,500	The Madison Square Garden Co., Cl. A†	2,216,975
117,000	Time Warner Inc.	8,219,250
110,016	Twenty-First Century Fox Inc., Cl. B	3,765,848
308,000	Viacom Inc., Cl. A	26,719,000
300,000	Vivendi SA	7,340,819

		53,408,392

	Environmental Services — 0.3%
50,000	Republic Services Inc.	1,898,500
175,000	Waste Management Inc.	7,827,750

		9,726,250

	Equipment and Supplies — 1.2%
34,000	A.O. Smith Corp.	1,685,720
28,000	Danaher Corp.	2,204,440
207,000	Flowserve Corp.	15,390,450
20,000	Graco Inc.	1,561,600
12,000	Ingersoll-Rand plc	750,120
25,000	Minerals Technologies Inc.	1,639,500
190,000	Mueller Industries Inc.	5,587,900
16,000	Parker Hannifin Corp.	2,011,680
75,000	Tenaris SA, ADR	3,536,250

		34,367,660

	Financial Services — 14.7%
6,579	Alleghany Corp.†	2,882,391
440,000	AllianceBernstein Holding LP	11,387,200
383,000	American Express Co.	36,335,210
530,000	American International Group Inc.	28,927,400
27,489	Argo Group International Holdings Ltd.	1,404,963
22,174	Banco Popular Espanol SA	148,171
5,195	Banco Santander Chile, ADR	137,408
160,000	Banco Santander SA, ADR	1,667,200
320,000	Bank of America Corp.	4,918,400
13,056	BNP Paribas SA	885,745
500,000	Citigroup Inc.	23,550,000
30,666	Deutsche Bank AG	1,078,830
78,000	Dundee Corp., Cl. A†	1,255,836
40,000	Eaton Vance Corp.	1,511,600
140,000	Federated Investors Inc., Cl. B	4,328,800
34,167	Fidelity Southern Corp.	443,829
270,000	H&R Block Inc.	9,050,400
60,000	Hudson City Bancorp Inc.	589,800
55,000	Interactive Brokers Group Inc, Cl. A	1,280,950
250,000	Janus Capital Group Inc.	3,120,000
274,000	JPMorgan Chase & Co.	15,787,880
82,758	Julius Baer Group Ltd.	3,411,854

Shares		Market Value
40,000	Kemper Corp.	$1,474,400
90,100	Kinnevik Investment AB, Cl. A	3,876,907
19,000	Kinnevik Investment AB, Cl. B	809,872
473,000	Legg Mason Inc.	24,269,630
15,000	Leucadia National Corp.	393,300
180,000	Loews Corp.	7,921,800
158,000	M&T Bank Corp.	19,599,900
365,000	Marsh & McLennan Companies Inc.	18,914,300
370,000	Morgan Stanley	11,962,100
370,000	Navient Corp.	6,552,700
220,000	Northern Trust Corp.	14,126,200
28,000	Och-Ziff Capital Management Group LLC, Cl. A	387,240
40,000	Oritani Financial Corp.	615,600
45,000	Popular Inc.†	1,538,100
100,000	Protective Life Corp.	6,933,000
47,000	Royal Bank of Canada	3,357,210
385,000	SLM Corp.	3,199,350
170,000	State Street Corp.	11,434,200
315,625	Sterling Bancorp	3,787,500
12,000	SunTrust Banks Inc.	480,720
82,000	T. Rowe Price Group Inc.	6,921,620
110,000	TD Ameritrade Holding Corp.	3,448,500
1,040,000	The Bank of New York Mellon Corp.	38,979,200
3,000	The Dun & Bradstreet Corp.	330,600
22,600	The Goldman Sachs Group Inc.	3,784,144
180,000	The Hartford Financial Services Group Inc.	6,445,800
106,000	The PNC Financial Services Group Inc.	9,439,300
27,000	The Travelers Companies Inc.	2,539,890
90,000	W. R. Berkley Corp.	4,167,900
140,000	Waddell & Reed Financial Inc., Cl. A	8,762,600
920,000	Wells Fargo & Co.	48,355,200
410,000	Wright Investors’ Service Holdings Inc.†	756,450

		429,669,100

	Food and Beverage — 11.2%
30,000	Anheuser-Busch InBev NV	3,446,529
194,392	Brown-Forman Corp., Cl. A	17,950,157
20,250	Brown-Forman Corp., Cl. B	1,906,942
240,000	Campbell Soup Co.	10,994,400
80,000	Coca-Cola Amatil Ltd., ADR	713,600
20,000	Coca-Cola Enterprises Inc.	955,600
14,500	Coca-Cola Femsa SAB de CV, ADR	1,647,490
18,000	Constellation Brands Inc., Cl. A†	1,586,340
144,541	Danone SA	10,735,183
550,000	Davide Campari-Milano SpA	4,759,688
78,000	Dean Foods Co.	1,372,020
3,000	Diageo plc	95,804
102,000	Diageo plc, ADR	12,981,540
100,000	Dr Pepper Snapple Group Inc.	5,858,000
133,000	Fomento Economico Mexicano SAB de CV, ADR	12,455,450
275,000	General Mills Inc.	14,448,500

See accompanying notes to schedule of investments.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
3,000,000	Grupo Bimbo SAB de CV, Cl. A	$8,770,956
148,000	Heineken NV	10,625,277
17,000	Heineken NV, ADR	609,280
240,000	ITO EN Ltd.	6,152,510
40,000	Kellogg Co.	2,628,000
320,000	Kraft Foods Group Inc.	19,184,000
24,000	McCormick & Co. Inc., Non-Voting	1,718,160
990,000	Mondelēz International Inc., Cl. A	37,233,900
115,000	Nestlé SA	8,908,999
65,000	Nestlé SA, ADR	5,048,550
130,000	NISSIN FOODS HOLDINGS CO. LTD.	6,685,751
4,200,000	Parmalat SpA	14,366,151
120,053	PepsiCo Inc.	10,725,535
45,000	Pernod Ricard SA	5,403,944
10,000	Post Holdings Inc.†	509,100
58,000	Remy Cointreau SA	5,336,191
20,000	SABMiller plc	1,159,638
220,000	Sapporo Holdings Ltd.	886,037
980,000	The Coca-Cola Co.	41,512,800
2,000	The Hershey Co.	194,740
280,000	The Hillshire Brands Co.	17,444,000
161,003	The WhiteWave Foods Co.†	5,211,667
92,343	Tootsie Roll Industries Inc.	2,718,578
72,000	Tyson Foods Inc., Cl. A.	2,702,880
155,000	Yakult Honsha Co. Ltd.	7,849,070

		325,492,957

	Health Care — 12.7%
40,000	Abbott Laboratories	1,636,000
20,000	AbbVie Inc.	1,128,800
33,000	Actavis plc†	7,360,650
43,324	Aetna Inc.	3,512,710
144,000	Baxter International Inc.	10,411,200
157,000	Becton, Dickinson and Co.	18,573,100
23,500	Bio-Rad Laboratories Inc., Cl. A†	2,813,185
795,000	Boston Scientific Corp.†	10,152,150
650,000	Bristol-Myers Squibb Co.	31,531,500
303,000	Covidien plc	27,324,540
449,000	Eli Lilly & Co.	27,914,330
20,000	Express Scripts Holding Co.†	1,386,600
14,076	GlaxoSmithKline plc, ADR	752,784
22,000	Henry Schein Inc.†	2,610,740
235,000	Hospira Inc.†	12,071,950
320,000	Johnson & Johnson	33,478,400
23,000	Laboratory Corp. of America Holdings†	2,355,200
100,000	Mead Johnson Nutrition Co.	9,317,000
30,000	Medtronic Inc.	1,912,800
510,000	Merck & Co. Inc.	29,503,500
279,000	Novartis AG, ADR	25,257,870
215,000	Patterson Companies Inc.	8,494,650
1,310,000	Pfizer Inc.	38,880,800

Shares		Market Value
136,000	Roche Holding AG, ADR	$5,072,800
40,000	Roche Holding AG, Genusschein	11,930,537
51,000	St. Jude Medical Inc.	3,531,750
255,000	Tenet Healthcare Corp.†	11,969,700
240,000	UnitedHealth Group Inc.	19,620,000
18,000	William Demant Holding A/S†	1,634,425
60,000	Wright Medical Group Inc.†	1,884,000
54,000	Zimmer Holdings Inc.	5,608,440
70,000	Zoetis Inc.	2,258,900

		371,891,011

	Hotels and Gaming — 1.1%
115,000	International Game Technology	1,829,650
2,004,352	Ladbrokes plc	4,812,613
155,000	Las Vegas Sands Corp.	11,814,100
80,000	MGM Resorts International†	2,112,000
45,000	Ryman Hospitality Properties Inc.	2,166,750
80,000	Starwood Hotels & Resorts Worldwide Inc.	6,465,600
14,500	Wynn Resorts Ltd.	3,009,620

		32,210,333

	Machinery — 1.2%
6,000	Caterpillar Inc.	652,020
315,400	Deere & Co.	28,559,470
150,000	Xylem Inc.	5,862,000

		35,073,490

	Metals and Mining — 1.6%
940,000	Alcoa Inc.	13,996,600
10,000	Carpenter Technology Corp.	632,500
375,002	Freeport-McMoRan Copper & Gold Inc.	13,687,573
400,000	Newmont Mining Corp.	10,176,000
415,000	Peabody Energy Corp.	6,785,250
2,000	Royal Gold Inc.	152,240
6,615	Teck Resources Ltd., Cl. B.	151,016

		45,581,179

	Paper and Forest Products — 0.1%
75,000	International Paper Co.	3,785,250

	Publishing — 0.0%
1,000	Graham Holdings Co., Cl. B	718,110
1,504	News Corp., Cl. B†	26,245
14,625	Time Inc.†	354,217
3,000	Value Line Inc.	50,430

		1,149,002

	Real Estate — 0.1%
78,000	Dream Unlimited Corp., Cl. A†	1,127,913
10,000	Griffin Land & Nurseries Inc.	295,000

		1,422,913

	Real Estate Investment Trusts — 0.6%
70,000	Plum Creek Timber Co. Inc.	3,157,000
9,000	Rayonier Inc.	319,950

See accompanying notes to schedule of investments.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Real Estate Investment Trusts (Continued)
460,000	Weyerhaeuser Co.	$15,221,400

		18,698,350

	Retail — 7.0%
16,000	Compagnie Financiere Richemont SA	1,678,845
40,266	Copart Inc.†	1,447,965
217,000	Costco Wholesale Corp.	24,989,720
575,000	CVS Caremark Corp.	43,337,750
35,000	Hertz Global Holdings Inc.†	981,050
113,800	Ingles Markets Inc., Cl. A.	2,998,630
390,000	J.C. Penney Co. Inc.†	3,529,500
1,000	Lands’ End Inc.†	33,580
500,000	Macy’s Inc.	29,010,000
230,017	Safeway Inc.	7,898,784
214	Sears Canada Inc.	2,913
500	Sears Holdings Corp.†	19,980
109	Sears Hometown and Outlet Stores Inc.†	2,340
90,000	Seven & i Holdings Co. Ltd.	3,791,718
510,000	The Home Depot Inc.	41,289,600
155,000	Tractor Supply Co.	9,362,000
125,000	Walgreen Co.	9,266,250
215,000	Wal-Mart Stores Inc.	16,140,050
10,000	Weis Markets Inc.	457,300
206,000	Whole Foods Market Inc.	7,957,780

		204,195,755

	Specialty Chemicals — 1.9%
43,000	Albemarle Corp.	3,074,500
39,000	Ashland Inc.	4,240,860
110,000	E. I. du Pont de Nemours and Co.	7,198,400
295,000	Ferro Corp.†	3,705,200
8,000	FMC Corp.	569,520
48,000	H.B. Fuller Co.	2,308,800
232,000	International Flavors & Fragrances Inc.	24,192,960
3,000	NewMarket Corp.	1,176,330
4,000	Quaker Chemical Corp.	307,160
3,000	Rockwood Holdings Inc.	227,970
40,000	Sensient Technologies Corp.	2,228,800
120,000	The Dow Chemical Co.	6,175,200
4,000	Zep Inc.	70,640

		55,476,340

	Telecommunications — 3.1%
350,000	AT&T Inc.	12,376,000
515,000	BCE Inc.	23,360,400
55,000	Belgacom SA	1,825,175
50,000	BT Group plc, Cl. A	329,357
16,000	BT Group plc, ADR	1,050,080
40,000	CenturyLink Inc.	1,448,000
570,000	Cincinnati Bell Inc.†	2,240,100
435,000	Deutsche Telekom AG, ADR	7,621,200

Shares		Market Value
36,000	Loral Space & Communications Inc.†	$2,616,840
25,000	Orange SA, ADR	395,000
33,220	Sprint Corp.†	283,367
45,010	Telefonica SA, ADR	772,372
330,000	Telekom Austria AG	3,226,345
390,000	Telephone & Data Systems Inc.	10,182,900
24,000	TELUS Corp.	894,503
30,000	TELUS Corp., New York	1,117,200
410,720	Verizon Communications Inc.	20,096,530

		89,835,369

	Transportation — 0.4%
171,000	GATX Corp.	11,446,740

	Wireless Communications — 0.8%
6,500,000	Cable & Wireless
	Communications plc	5,478,590
9,000	Millicom International Cellular SA	824,490
42,000	Millicom International Cellular SA, SDR	3,847,011
240,000	NTT DoCoMo Inc.	4,103,253
95,000	Turkcell Iletisim Hizmetleri A/S, ADR†	1,482,000
32,000	United States Cellular Corp.†	1,305,600
200,000	Vodafone Group plc, ADR	6,678,000

		23,718,944

	TOTAL COMMON STOCKS	2,824,055,606

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Food and Beverage — 0.0%
1,000	Post Holdings Inc., 3.750%(b)	119,265

	Telecommunications — 0.1%
31,500	Cincinnati Bell Inc., 6.750%, Ser. B	1,511,968

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,631,233

	WARRANTS — 0.0%
	Energy and Utilities: Natural Gas — 0.0%
330,000	Kinder Morgan Inc., expire 05/25/17†	917,400

See accompanying notes to schedule of investments.

6

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Building and Construction — 0.1%
$ 1,000,000	Layne Christensen Co. 4.250%, 11/15/18(b)	$910,000

	Transportation — 0.0%
600,000	Navistar International Corp., Sub. Deb. 4.500%, 10/15/18(b)	622,125

	TOTAL CONVERTIBLE CORPORATE BONDS	1,532,125

	CORPORATE BONDS — 0.2%
	Diversified Industrial — 0.2%
6,000,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(b)	6,948,750

	Energy and Utilities: Electric — 0.0%
100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B 10.250%, 11/01/15†	16,125

	TOTAL CORPORATE BONDS	6,964,875

	U.S. GOVERNMENT OBLIGATIONS — 2.9%
85,824,000	U.S. Treasury Bills, 0.010% to 0.080%††, 07/03/14 to 11/28/14	85,818,249

	TOTAL INVESTMENTS — 100.0% (Cost $1,702,230,952)	$2,920,919,488

Value

Aggregate tax cost	$1,712,715,115

Gross unrealized appreciation	$1,250,508,997
Gross unrealized depreciation	(42,304,624)

Net unrealized appreciation/depreciation	$1,208,204,373

(a)

At June 30, 2014, the Fund held an investment in a restricted and illiquid security amounting to $372,655 or 0.01% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/14 Carrying Value Per Share
217,750,000	Rolls-Royce Holdings plc, Cl. C	04/23/14	$365,340	$0.0017
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the market value of Rule 144A securities amounted to $8,600,140 or 0.29% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

7

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

8

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$90,748,106	—	$372,655	$ 91,120,761
Other Industries (a)	2,732,934,845	—	—	2,732,934,845

Total Common Stocks	2,823,682,951	—	372,655	2,824,055,606

Convertible Preferred Stocks:
Food and Beverage	—	$ 119,265	—	119,265
Telecommunications	1,511,968	—	—	1,511,968

Total Convertible Preferred Stocks	1,511,968	119,265	—	1,631,233

Warrants (a)	917,400	—	—	917,400
Convertible Corporate Bonds (a)	—	1,532,125	—	1,532,125
Corporate Bonds (a)	—	6,964,875	—	6,964,875
U.S. Government Obligations	—	85,818,249	—	85,818,249

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,826,112,319	$94,434,514	$372,655	$2,920,919,488

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended June 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

9

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At June 30, 2014, the Fund held no investments in equity contract for difference swap agreements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

10

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2014, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At September 30, 2013, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital loss carryforward available through 2018	$5,779,719
Capital loss carryforward available through 2019	8,243,283

Total capital loss carryforwards	$14,023,002

11

GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2014 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar RatingTM

Morningstar® rated The Gabelli Equity Income Fund Class AAA Shares 4 stars overall, 3 stars for the three year and five year periods, and 5 stars for the ten year period ended June 30, 2014 among 1,338, 1,338, 1,192, and 798 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB444Q214QR

The Gabelli Small Cap Growth Fund

Third Quarter Report — June 30, 2014

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 4 stars overall, 4 stars for the three year period, 3 stars for the five year period, and 5 stars for the ten year period ended June 30, 2014 among 596, 596, 545, and 338 Small Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended June 30, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund increased 2.8% compared with an increase of 2.1% for the Russell 2000 Index. See below for additional performance information.

Enclosed is the schedule of investments as of June 30, 2014.

Comparative Results

Average Annual Returns through June 30, 2014 (a)(b) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (10/22/91)
Class AAA (GABSX)	2.79%	22.45%	19.88%	10.82%	13.49%
Russell 2000 Index	2.05	23.64	20.21	8.70	10.12
Class A (GCASX)	2.79	22.43	19.88	10.82	13.49
With sales charge (c)	(3.12)	15.39	18.47	10.16	13.19
Class C (GCCSX)	2.58	21.52	18.99	10.01	13.10
With contingent deferred sales charge (d)	1.58	20.52	18.99	10.01	13.10
Class I (GACIX)	2.83	22.73	20.18	11.00	13.57

In the current prospectuses dated January 28, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Small Cap Growth Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 86.2%
	Aerospace — 0.1%
25,000	Embraer SA, ADR	$910,750
200,000	Exelis Inc.	3,396,000
12,500	Innovative Solutions & Support Inc.†	93,000

		4,399,750

	Agriculture — 0.0%
350,075	Black Earth Farming Ltd., SDR†	301,267
12,000	Cadiz Inc.†	99,960
170,000	Ceres Inc.†	113,271

		514,498

	Automotive — 0.7%
735,080	Navistar International Corp.†	27,550,798
12,000	PACCAR Inc.	753,960

		28,304,758

	Automotive: Parts and Accessories — 6.6%
237,000	BorgWarner Inc.	15,450,030
765,000	Brembo SpA	27,926,742
90,022	China Automotive Systems Inc.	782,291
350,044	Cooper Tire & Rubber Co.	10,501,320
1,090,015	Dana Holding Corp.	26,618,166
1,026,138	Federal-Mogul Holdings Corp.†	20,758,772
720,400	Modine Manufacturing Co.†	11,339,096
22,000	Monro Muffler Brake Inc.	1,170,180
430,000	O’Reilly Automotive Inc.†	64,758,000
45,000	Puradyn Filter Technologies Inc.†	8,978
195,000	SORL Auto Parts Inc.†	586,950
80,375	Spartan Motors Inc.	364,903
230,000	Standard Motor Products Inc.	10,274,100
207,000	Strattec Security Corp.(a)	13,349,430
400,000	Superior Industries International Inc.	8,248,000
480,000	Tenneco Inc.†	31,536,000
620,000	The Pep Boys - Manny, Moe & Jack†	7,105,200
27,000	Thor Industries Inc.	1,535,490
70,000	Wonder Auto Technology Inc., Escrow†	70

		252,313,718

	Aviation: Parts and Services — 3.5%
25,000	AAR Corp.	689,000
10,000	Astronics Corp.†	564,500
8,974	Astronics Corp., Cl. B†	509,275
31,062	B/E Aerospace Inc.†	2,872,924
5,000,000	BBA Aviation plc.	26,440,991
505,000	Curtiss-Wright Corp.	33,107,800
44,000	Ducommun Inc.†	1,149,720
1,225,095	GenCorp Inc.†	23,399,315
850,077	Kaman Corp.	36,323,790
85,000	Moog Inc., Cl. A†	6,195,650
16,100	Moog Inc., Cl. B†	1,170,148
68,000	Woodward Inc.	3,412,240

		135,835,353

Shares		Market Value
	Broadcasting — 1.3%
520,836	ACME Communications Inc.	$23,438
240,000	Beasley Broadcast Group Inc., Cl. A	1,524,000
23,300	Cogeco Inc.	1,201,193
452,000	Crown Media Holdings Inc., Cl. A†	1,640,760
270,000	Gray Television Inc.†	3,545,100
47,215	Gray Television Inc., Cl. A†	509,922
80,000	Liberty Media Corp., Cl. A†	10,934,400
450,000	LIN Media LLC, Cl. A†	12,262,500
115,000	Pandora Media Inc.†	3,392,500
560,054	Salem Communications Corp., Cl. A	5,298,111
170,000	Sinclair Broadcast Group Inc., Cl. A	5,907,500
450,000	Sirius XM Holdings Inc.†	1,557,000

		47,796,424

	Building and Construction — 2.5%
65,000	Beazer Homes USA Inc.†	1,363,700
295,000	D.R. Horton Inc.	7,251,100
750,000	Hovnanian Enterprises Inc., Cl. A†	3,862,500
200,000	KB Home	3,736,000
500,000	Layne Christensen Co.†	6,650,000
100,000	Lennar Corp., Cl. A	4,198,000
360,009	Lennar Corp., Cl. B	12,791,120
600,000	Louisiana-Pacific Corp.†	9,012,000
146,000	MDC Holdings Inc.	4,422,340
155,000	Meritage Homes Corp.†	6,542,550
12,500	Nortek Inc.†	1,122,000
2,800	NVR Inc.†	3,221,680
345,000	PulteGroup Inc.	6,955,200
200,000	Standard Pacific Corp.†	1,720,000
255,000	The Ryland Group Inc.	10,057,200
380,000	Toll Brothers Inc.†	14,022,000

		96,927,390

	Business Services — 5.1%
41,000	ACCO Brands Corp.†	262,810
106,000	Ascent Capital Group Inc., Cl. A†	6,997,060
510,006	Clear Channel Outdoor Holdings Inc., Cl. A	4,171,849
84,000	Conversant Inc.†	2,133,600
1,183,000	Diebold Inc.	47,521,110
560,000	Edgewater Technology Inc.†	4,166,400
400,000	Furmanite Corp.†	4,656,000
102,000	GP Strategies Corp.†	2,639,760
30,000	GSE Systems Inc.†	49,800
365,000	Internap Network Services Corp.†	2,573,250
22,000	Lamar Advertising Co., Cl. A	1,166,000
16,500	Landauer Inc.	693,000
1,115,000	Live Nation Entertainment Inc.†	27,529,350
265,000	Loomis AB, Cl. B	8,150,429
194,000	Macquarie Infrastructure Co. LLC	12,099,780
95,000	McGrath RentCorp.	3,491,250
155,000	ModusLink Global Solutions Inc.†	579,700
15,000	Sealed Air Corp.	512,550

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
120,000	Sohgo Security Services Co. Ltd.	$2,878,436
139,000	Stamps.com Inc.†	4,682,910
56,000	Swisher Hygiene Inc.†	240,800
400,000	The Brink’s Co.	11,288,000
2,010,900	The Interpublic Group of Companies Inc.	39,232,659
80,000	TNT Express NV	724,086
33,050	TransAct Technologies Inc.	342,398
404,180	Trans-Lux Corp.†(a)	3,029,329
45,000	United Rentals Inc.†	4,712,850

		196,525,166

	Cable — 1.2%
174,000	AMC Networks Inc., Cl. A†	10,699,260
555,068	Cablevision Systems Corp., Cl. A	9,796,950
10,000	Cogeco Cable Inc.	553,770
230,000	DIRECTV†	19,552,300
50,000	DISH Network Corp., Cl. A†	3,254,000
36,000	EchoStar Corp., Cl. A†	1,905,840
8,800	Liberty Global plc, Cl. A†	389,136
26,400	Liberty Global plc, Cl. C†	1,116,984

		47,268,240

	Closed-End Business Development Company — 0.0%
113,000	MVC Capital Inc.	1,463,350

	Closed-End Funds — 0.1%
106,000	The Central Europe, Russia, and Turkey Fund Inc.	3,104,740
35,326	The European Equity Fund Inc.	318,287
74,748	The New Germany Fund Inc.	1,394,050

		4,817,077

	Communications Equipment — 0.2%
200,000	Communications Systems Inc.	2,486,000
53,000	Fortinet Inc.†	1,331,890
500	IPG Photonics Corp.†	34,400
126,000	Riverbed Technology Inc.†	2,599,380
290,000	Sycamore Networks Inc.†	166,750

		6,618,420

	Computer Software and Services — 2.2%
310,000	Activision Blizzard Inc.	6,913,000
545,000	EarthLink Holdings Corp.	2,027,400
125,000	Electronic Arts Inc.†	4,483,750
200,000	Emulex Corp.†	1,140,000
450,000	FalconStor Software Inc.†	765,000
2,000	FireEye Inc.†	81,100
220,000	Fusion-io Inc.†	2,486,000
433,514	Global Sources Ltd.†	3,589,496
70,077	Guidance Software Inc.†	639,102
40,000	InterXion Holding NV†	1,095,200
60,000	Mentor Graphics Corp.	1,294,200
25,000	Mercury Systems Inc.†	283,500
20,187	MKS Instruments Inc.	630,642

Shares		Market Value
440,000	NCR Corp.†	$15,439,600
65,000	Quantum Corp.†	79,300
100,000	Rockwell Automation Inc.	12,516,000
54,000	Stratasys Ltd.†	6,136,020
279,000	Tyler Technologies Inc.†	25,447,590

		85,046,900

	Consumer Products — 1.2%
300,000	1-800-FLOWERS.COM Inc., Cl. A†	1,740,000
55,000	Brunswick Corp.	2,317,150
33,500	Chofu Seisakusho Co. Ltd.	895,824
58,000	Church & Dwight Co. Inc.	4,057,100
123,000	Elizabeth Arden Inc.†	2,634,660
24,000	Ginko International Co. Ltd.	415,567
2,000	Harley-Davidson Inc.	139,700
27,000	Harman International Industries Inc.	2,900,610
28,300	Hunter Douglas NV	1,356,292
488,304	Marine Products Corp.	4,052,923
10,000	National Presto Industries Inc.	728,400
445,000	Sally Beauty Holdings Inc.†	11,160,600
220,000	Samick Musical Instruments Co. Ltd.	854,517
4,900	Shimano Inc.	543,665
9,750	Steven Madden Ltd.†	334,425
150,000	Swedish Match AB	5,208,372
87,425	Syratech Corp.†	262
25,000	The Scotts Miracle-Gro Co., Cl. A	1,421,500
22,000	WD-40 Co.	1,654,840
105,000	Wolverine World Wide Inc.	2,736,300

		45,152,707

	Consumer Services — 1.1%
53,000	Bowlin Travel Centers Inc.†	73,140
2,750	Collectors Universe Inc.	53,873
18,000	IAC/InterActiveCorp.	1,246,140
265,017	KAR Auction Services Inc.	8,446,092
100,000	Liberty Interactive Corp., Cl. A†	2,936,000
37,000	Liberty Ventures, Cl. A†	2,730,600
209,819	Martha Stewart Living Omnimedia Inc., Cl. A†	986,149
600,000	Rollins Inc.	18,000,000
60,000	The ADT Corp.	2,096,400
460,000	TiVo Inc.†	5,938,600

		42,506,994

	Diversified Industrial — 5.9%
26,000	Acuity Brands Inc.	3,594,500
30,000	Aegion Corp.†	698,100
118,000	Albany International Corp., Cl. A	4,479,280
208,000	Ampco-Pittsburgh Corp.	4,771,520
6,000	Anixter International Inc.	600,420
3,000	Columbus McKinnon Corp.	81,150
397,000	Crane Co.	29,520,920
17,000	Foster Wheeler AG	579,190
74,000	Greif Inc., Cl. A	4,037,440
117,970	Greif Inc., Cl. B	7,066,403

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
1,230,000	Griffon Corp.	$15,252,000
380,000	Handy & Harman Ltd.†	10,172,600
25,000	Haynes International Inc.	1,414,750
190,000	Jardine Strategic Holdings Ltd.	6,788,700
500,000	Katy Industries Inc.†(a)	545,000
45,000	Key Technology Inc.†	554,400
2,400	L.B. Foster Co., Cl. A	129,888
70,000	Lawson Products Inc.†	1,140,300
97,000	Lincoln Electric Holdings Inc.	6,778,360
71,000	Lindsay Corp.	5,997,370
40,083	Lydall Inc.†	1,097,072
91,996	Magnetek Inc.†	2,194,105
32,000	Matthews International Corp., Cl. A	1,330,240
530,000	Myers Industries Inc.	10,647,700
134,000	Oil-Dri Corp. of America	4,096,380
120,000	Olin Corp.	3,230,400
300,000	Park-Ohio Holdings Corp.	17,433,000
19,000	Pentair plc	1,370,280
85,500	Precision Castparts Corp.	21,580,200
62,000	Raven Industries Inc.	2,054,680
32,000	Roper Industries Inc.	4,672,320
270,033	Sevcon Inc.†(a)	2,225,072
96,000	Sonoco Products Co.	4,217,280
60,000	Standex International Corp.	4,468,800
70,017	Steel Partners Holdings LP†	1,168,584
390,000	Textron Inc.	14,933,100
436,023	Tredegar Corp.	10,207,298
168,000	Trinity Industries Inc.	7,344,960
147,000	Tyco International Ltd.	6,703,200

		225,176,962

	Educational Services — 0.1%
65,000	Career Education Corp.†	304,200
400,000	Corinthian Colleges Inc.†	118,320
410,000	Universal Technical Institute Inc.	4,977,400

		5,399,920

	Electronics — 1.5%
98,000	Badger Meter Inc.	5,159,700
250,000	Bel Fuse Inc., Cl. A(a)	6,145,000
20,000	CSR plc, ADR	804,000
550,000	CTS Corp.	10,285,000
560,000	Cypress Semiconductor Corp.	6,109,600
40,000	Daktronics Inc.	476,800
114,000	Dolby Laboratories Inc., Cl. A†	4,924,800
110,000	Gentex Corp.	3,199,900
100,000	Greatbatch Inc.†	4,906,000
20,000	IMAX Corp.†	569,600
20,000	International Rectifier Corp.†	558,000
70,000	KEMET Corp.†	402,500
17,000	Methode Electronics Inc.	649,570
66,000	MOCON Inc.	1,043,460

Shares		Market Value
300,000	Park Electrochemical Corp.	$8,463,000
15,000	Pulse Electronics Corp.†	37,500
135,000	Rofin-Sinar Technologies Inc.†	3,245,400
175,000	Stoneridge Inc.†	1,876,000

		58,855,830

	Energy and Utilities — 6.2%
370,000	Black Hills Corp.	22,714,300
70,000	Black Ridge Oil and Gas Inc.†	45,500
100,000	Callon Petroleum Co.†	1,165,000
34,000	Chesapeake Utilities Corp.	2,425,220
9,000	Clean Energy Fuels Corp.†	105,480
18,297	Cleco Corp.	1,079,157
40,000	CMS Energy Corp.	1,246,000
23,000	Connecticut Water Service Inc.	779,010
35,000	CONSOL Energy Inc.	1,612,450
11,000	Consolidated Water Co. Ltd.	129,470
155,000	Covanta Holding Corp.	3,194,550
13,000	Dawson Geophysical Co.	372,450
107,000	Diamondback Energy Inc.†	9,501,600
408,089	El Paso Electric Co.	16,409,259
75,000	Energy Recovery Inc.†	369,000
62,214	EXCO Resources Inc.	366,440
20,000	Gamesa Corporacion Tecnologica SA†	249,733
190,000	Great Plains Energy Inc.	5,105,300
116,000	Hawaiian Electric Industries Inc.	2,937,120
70,000	Key Energy Services Inc.†	639,800
45,000	Middlesex Water Co.	953,100
95,000	National Fuel Gas Co.	7,438,500
100,000	NorthWestern Corp.	5,219,000
80,000	Oceaneering International Inc.	6,250,400
300,000	Otter Tail Corp.	9,087,000
12,000	Patterson-UTI Energy Inc.	419,280
1,175,000	PNM Resources Inc.	34,462,750
130,000	Rowan Companies plc, Cl. A	4,150,900
2,370,129	RPC Inc.	55,674,330
156,000	SJW Corp.	4,243,200
185,000	Southwest Gas Corp.	9,766,150
221,020	Steel Excel Inc.†	7,813,057
330,000	SunEdison Inc.†	7,458,000
40,000	Tesoro Corp.	2,346,800
28,000	The Laclede Group Inc.	1,359,400
46,000	The York Water Co.	957,720
14,000	Vestas Wind Systems A/S†	706,319
220,000	Westar Energy Inc.	8,401,800

		237,154,545

	Entertainment — 1.5%
80,000	Carmike Cinemas Inc.†	2,810,400
30,000	Discovery Communications Inc., Cl. A†	2,228,400
30,000	Discovery Communications Inc., Cl. C†	2,177,700
430,050	Dover Motorsports Inc.	1,242,845
60,000	International Speedway Corp., Cl. A	1,996,800

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
6,200	International Speedway Corp., Cl. B	$208,382
90,000	Starz, Cl. A†	2,681,100
360,000	Take-Two Interactive Software Inc.†	8,006,400
360,000	The Madison Square Garden Co., Cl. A†	22,482,000
260,000	Twenty-First Century Fox Inc., Cl. A	9,139,000
165,000	Universal Entertainment Corp.	2,926,855
190,000	World Wrestling Entertainment Inc., Cl. A	2,266,700

		58,166,582

	Environmental Services — 0.4%
14,000	Ceco Environmental Corp.	218,260
400,000	Republic Services Inc.	15,188,000

		15,406,260

	Equipment and Supplies — 8.5%
44,000	A.O. Smith Corp.	2,181,520
539,000	AMETEK Inc.	28,178,920
40,000	AZZ Inc.	1,843,200
15,000	Belden Inc.	1,172,400
60,000	Capstone Turbine Corp.†	90,600
534,000	CIRCOR International Inc.	41,187,420
223,000	CLARCOR Inc.	13,792,550
330,000	Core Molding Technologies Inc.†	4,290,000
167,000	Crown Holdings Inc.†	8,309,920
4,000	Danaher Corp.	314,920
180,000	Donaldson Co. Inc.	7,617,600
220,000	Entegris Inc.†	3,023,900
820,063	Federal Signal Corp.	12,013,923
288,000	Flowserve Corp.	21,412,800
310,000	Franklin Electric Co. Inc.	12,502,300
218,000	Graco Inc.	17,021,440
1,500,000	GrafTech International Ltd.†	15,690,000
96,000	IDEX Corp.	7,751,040
490,000	Interpump Group SpA	6,743,119
66,000	Itron Inc.†	2,676,300
10,500	Jarden Corp.†	623,175
40,000	Littelfuse Inc.	3,718,000
55,000	Maezawa Kyuso Industries Co. Ltd.	740,536
30,000	Minerals Technologies Inc.	1,967,400
6,000	MSA Safety Inc.	344,880
420,000	Mueller Industries Inc.	12,352,200
301,500	Mueller Water Products Inc., Cl. A	2,604,960
10,000	Plantronics Inc.	480,500
2,000	Regal-Beloit Corp.	157,120
93,032	SL Industries Inc.†	2,744,444
5,000	Teleflex Inc.	528,000
300,000	Tennant Co.	22,896,000
830,000	The Gorman-Rupp Co.	29,357,100
160,000	The Greenbrier Companies Inc.†	9,216,000
262,000	The L.S. Starrett Co., Cl. A	4,029,560
100,000	The Manitowoc Co. Inc.	3,286,000
75,600	The Middleby Corp.†	6,253,632

Shares		Market Value
19,000	The Timken Co.	$1,288,960
24,400	The Toro Co.	1,551,840
8,000	Valmont Industries Inc.	1,215,600
155,507	Vicor Corp.†	1,303,149
7,875	Watsco Inc., Cl. B	805,061
155,000	Watts Water Technologies Inc., Cl. A	9,568,150

		324,846,139

	Financial Services — 4.5%
10,800	Alleghany Corp.†	4,731,696
24,200	Argo Group International Holdings Ltd.	1,236,862
310,000	BBCN Bancorp Inc.	4,944,500
10,121	BCB Holdings Ltd.†	2,295
117,000	BKF Capital Group Inc.†	166,140
125,000	Blackhawk Network Holdings Inc., Cl. B†	3,356,250
115,000	Calamos Asset Management Inc., Cl. A	1,539,850
12,500	Capitol Federal Financial Inc.	152,000
22,000	Crazy Woman Creek Bancorp Inc.†	243,870
330,000	Energy Transfer Equity LP	19,450,200
9,967	Fidelity Southern Corp.	129,471
280,000	First Niagara Financial Group Inc.	2,447,200
120,000	FirstMerit Corp.	2,370,000
425,000	Flushing Financial Corp.	8,733,750
240,064	Fortress Investment Group LLC, Cl. A	1,786,076
1,098,300	GAM Holding AG	20,930,616
53,000	Hudson Valley Holding Corp.	956,650
1,310,000	Janus Capital Group Inc.	16,348,800
750,072	KKR & Co. LP	18,249,252
180,000	Legg Mason Inc.	9,235,800
16,000	M&T Bank Corp.	1,984,800
3,000	Manning & Napier Inc.	51,780
60,024	Medallion Financial Corp.	747,899
250,000	Och-Ziff Capital Management Group LLC, Cl. A	3,457,500
165,000	Oritani Financial Corp.	2,539,350
32,000	PrivateBancorp Inc.	929,920
120,000	Protective Life Corp.	8,319,600
23,000	Pzena Investment Management Inc., Cl. A	256,680
355,087	Sterling Bancorp	4,261,044
430,000	SWS Group Inc.†	3,130,400
14,000	T. Rowe Price Group Inc.	1,181,740
150,000	The Charles Schwab Corp.	4,039,500
10,000	Universal American Corp.	83,300
38,687	Value Line Inc.	650,328
390,000	Waddell & Reed Financial Inc., Cl. A	24,410,100
10,121	Waterloo Investment Holdings Ltd.†	693
572,600	Wright Investors’ Service Holdings Inc.†	1,056,447

		174,112,359

	Food and Beverage — 6.8%
400	Annie’s Inc.†	13,528
580,000	Arca Continental SAB de CV	3,927,020
585,000	Boulder Brands Inc.†	8,295,300
57,150	Brown-Forman Corp., Cl. A	5,277,231

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
7,500	Brown-Forman Corp., Cl. B	$706,275
240,000	Bull-Dog Sauce Co. Ltd.	440,650
5,000,000	China Tontine Wines Group Ltd.†	206,441
370,000	Cott Corp.	2,615,900
250,116	Crimson Wine Group Ltd.†	2,263,550
1,765,000	Davide Campari-Milano SpA	15,274,271
85,000	Dean Foods Co.	1,495,150
350,000	Denny’s Corp.†	2,282,000
300,000	Diamond Foods Inc.†	8,460,000
320,000	Dr Pepper Snapple Group Inc.	18,745,600
3,500,000	Dynasty Fine Wines Group Ltd.†	650,289
63,000	Farmer Brothers Co.†	1,361,430
510,000	Flowers Foods Inc.	10,750,800
184,000	Ingredion Inc.	13,807,360
175,000	ITO EN Ltd.	4,486,205
23,500	J & J Snack Foods Corp.	2,211,820
32,000	Keurig Green Mountain Inc.	3,987,520
1,325,000	Kikkoman Corp.	27,597,355
233,300	Lifeway Foods Inc.	3,261,534
550,000	Maple Leaf Foods Inc.	10,236,634
3,000	MEIJI Holdings Co. Ltd.	198,707
70,000	MGP Ingredients Inc.	557,200
450,000	Morinaga Milk Industry Co. Ltd.	1,621,341
85,000	NISSIN FOODS HOLDINGS CO. LTD.	4,371,453
30,000	Nutrisystem Inc.	513,300
3,970,000	Parmalat SpA	13,579,433
79,000	Post Holdings Inc.†	4,021,890
162,000	Rock Field Co. Ltd.	3,110,310
620,036	Snyder’s-Lance Inc.	16,406,153
39,000	The Boston Beer Co. Inc., Cl. A†	8,717,280
215,000	The Hain Celestial Group Inc.†	19,079,100
76,000	The J.M. Smucker Co.	8,099,320
185,000	The WhiteWave Foods Co.†	5,988,450
700,000	Tingyi (Cayman Islands) Holding Corp.	1,959,899
322,035	Tootsie Roll Industries Inc.	9,480,710
90,000	United Natural Foods Inc.†	5,859,000
21,000	Vina Concha Y Toro SA, ADR	839,370
1,400,000	Vitasoy International Holdings Ltd.	1,786,488
20,000	Willamette Valley Vineyards Inc.†	116,600
150,000	Yakult Honsha Co. Ltd.	7,595,874

		262,255,741

	Health Care — 4.3%
17,000	Achaogen Inc.†	237,320
29,000	Alere Inc.†	1,085,180
18,000	Align Technology Inc.†	1,008,720
100,000	Allergan Inc.	16,922,000
90,000	AngioDynamics Inc.†	1,469,700
7,500	Anika Therapeutics Inc.†	347,475
200,000	ArthroCare Corp. Stub†	70,000
45,678	Biolase Inc.†	100,492

Shares		Market Value
12,199	Bio-Rad Laboratories Inc., Cl. A†	$1,460,342
88,000	Bio-Reference Laboratories Inc.†	2,659,360
18,000	Bruker Corp.†	436,860
219,006	Cantel Medical Corp.	8,020,000
17,000	Cempra Inc.†	182,410
221,000	Cepheid Inc.†	10,594,740
184,000	Chemed Corp.	17,244,480
59,000	CONMED Corp.	2,604,850
27,000	Cubist Pharmaceuticals Inc.†	1,885,140
380,000	Cutera Inc.†	3,948,200
92,000	DexCom Inc.†	3,648,720
28,000	DGT Holdings Corp.†	489,720
20,000	Durata Therapeutics Inc.†	340,600
210,024	Exactech Inc.†	5,298,906
490,000	Gentiva Health Services Inc.†	7,379,400
43,000	Henry Schein Inc.†	5,102,810
7,000	Heska Corp.†	75,250
46,000	ICU Medical Inc.†	2,797,260
150,000	Idenix Pharmaceuticals Inc.†	3,615,000
100,000	Lexicon Pharmaceuticals Inc.†	161,000
90,000	Masimo Corp.†	2,124,000
135,000	Meridian Bioscience Inc.	2,786,400
38,600	MWI Veterinary Supply Inc.†	5,480,814
12,000	Neogen Corp.†	485,640
50,000	Nordion Inc.†	628,000
120,000	NuVasive Inc.†	4,268,400
105,000	OPKO Health Inc.†	928,200
90,000	Orthofix International NV†	3,262,500
69,678	Owens & Minor Inc.	2,367,658
215,000	Pain Therapeutics Inc.†	1,236,250
50,000	Patterson Companies Inc.	1,975,500
636,000	Quidel Corp.†	14,061,960
210,000	RTI Surgical Inc.†	913,500
950,000	Sorin SpA†	2,788,991
54,084	STERIS Corp.	2,892,412
2,300	Straumann Holding AG	532,724
3,000	Stryker Corp.	252,960
20,064	SurModics Inc.†	429,771
14,000	Syneron Medical Ltd.†	144,480
6,000	Techne Corp.	555,420
30,000	Tetraphase Pharmaceuticals Inc.†	404,700
30,000	The Cooper Companies Inc.	4,065,900
45,500	United-Guardian Inc.	1,301,300
75,000	Vascular Solutions Inc.†	1,664,250
390,000	Wright Medical Group Inc.†	12,246,000

		166,983,665

	Home Furnishings — 0.4%
212,050	Bassett Furniture Industries Inc.	2,790,578
44,000	Bed Bath & Beyond Inc.†	2,524,720
140,000	Blyth Inc.	1,089,200
158,000	Ethan Allen Interiors Inc.	3,908,920

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Home Furnishings (Continued)
215,000	La-Z-Boy Inc.	$4,981,550

		15,294,968

	Hotels and Gaming — 2.9%
505,608	Boyd Gaming Corp.†	6,133,025
140,000	Canterbury Park Holding Corp.†	1,408,400
234,000	Churchill Downs Inc.	21,085,740
150,000	Dover Downs Gaming & Entertainment Inc.†	205,500
89,681	Gaming and Leisure Properties Inc.	3,046,464
1,000,000	Genting Singapore plc	1,066,645
18,000	Home Inns & Hotels Management Inc., ADR†	616,140
200,100	International Game Technology	3,183,591
85,000	Lakes Entertainment Inc.†	400,350
173,000	Las Vegas Sands Corp.	13,186,060
2,450,000	Mandarin Oriental International Ltd.	4,667,250
100,000	Morgans Hotel Group Co.†	793,000
34,000	Multimedia Games Holding Co. Inc.†	1,007,760
148,000	Orient-Express Hotels Ltd., Cl. A†	2,151,920
65,000	Penn National Gaming Inc.†	789,100
385,000	Pinnacle Entertainment Inc.†	9,694,300
520,000	Ryman Hospitality Properties Inc.	25,038,000
2,800,000	The Hongkong & Shanghai Hotels Ltd.	3,988,439
375,057	The Marcus Corp.	6,844,790
24,000	Wynn Resorts Ltd.	4,981,440

		110,287,914

	Machinery — 1.0%
255,000	Astec Industries Inc.	11,189,400
1,680,000	CNH Industrial NV	17,169,600
34,000	Global Power Equipment Group Inc.	549,440
88,000	Kennametal Inc.	4,072,640
6,000	Nordson Corp.	481,140
136,000	Twin Disc Inc.	4,494,800
24,500	Zebra Technologies Corp., Cl. A†	2,016,840

		39,973,860

	Manufactured Housing and Recreational Vehicles — 0.3%
90,015	Cavco Industries Inc.†	7,678,280
15,000	Drew Industries Inc.	750,150
42,000	Nobility Homes Inc.†	485,520
4,000	Polaris Industries Inc.	520,960
190,000	Skyline Corp.†	780,900
58,000	Winnebago Industries Inc.†	1,460,440

		11,676,250

	Metals and Mining — 0.6%
52,003	Barrick Gold Corp.	951,655
245,000	Century Aluminum Co.†	3,841,600
20,000	Constellium NV, Cl. A†	641,200
45,000	Ivanhoe Mines Ltd., Cl. A†	57,354
140,000	Kinross Gold Corp.†	579,600
200,000	Lynas Corp Ltd.†	24,517
347,000	Materion Corp.	12,835,530

Shares		Market Value
77,000	Molycorp Inc.†	$197,890
52,100	Stillwater Mining Co.†	914,355
245,000	Turquoise Hill Resources Ltd.†	818,300
15,000	Yamana Gold Inc.	123,300

		20,985,301

	Paper and Forest Products — 0.1%
16,500	Schweitzer-Mauduit International Inc.	720,390
240,000	Wausau Paper Corp.	2,596,800

		3,317,190

	Publishing — 1.5%
80,000	Cambium Learning Group Inc.†	174,400
1,000	Graham Holdings Co., Cl. B	718,110
880,000	Il Sole 24 Ore SpA†	1,049,541
12,000	John Wiley & Sons Inc., Cl. B	726,000
1,135,000	Journal Communications Inc., Cl. A†	10,067,450
1,620,000	Media General Inc.†	33,258,600
45,000	Meredith Corp.	2,176,200
65,000	News Corp., Cl. A†	1,166,100
398,000	The E.W. Scripps Co., Cl. A†	8,421,680

		57,758,081

	Real Estate — 1.2%
50,000	Capital Properties Inc., Cl. A†	607,500
152,000	Cohen & Steers Inc.	6,593,760
221,767	Griffin Land & Nurseries Inc.	6,542,127
8,400	Gyrodyne Co. of America Inc.	173,880
105,000	Morguard Corp.	14,268,310
94,147	Tejon Ranch Co.†	3,030,592
650,000	The St. Joe Co.†	16,529,500

		47,745,669

	Retail — 5.5%
270,000	Aaron’s Inc.†	9,622,800
200,000	AutoNation Inc.†	11,936,000
40,000	Barnes & Noble Inc.†	911,600
20,000	Best Buy Co. Inc.	620,200
320,061	Big 5 Sporting Goods Corp.	3,927,148
28,283	Biglari Holdings Inc.†	11,962,861
340,000	Casey’s General Stores Inc.	23,898,600
50,000	Coldwater Creek Inc.†	925
82,000	Copart Inc.†	2,948,720
1,000	Cracker Barrel Old Country Store Inc.	99,570
248,755	CST Brands Inc.	8,582,048
360,000	Dominion Diamond Corp.†	5,202,000
2,500	Dunkin’ Brands Group Inc.	114,525
20,000	Fairway Group Holdings Corp.†	133,000
9,000	GNC Holdings Inc., Cl. A	306,900
100,000	HSN Inc.	5,924,000
670,051	Ingles Markets Inc., Cl. A	17,655,844
650,000	J.C. Penney Co. Inc.†	5,882,500
380,000	Krispy Kreme Doughnuts Inc.†	6,072,400
180,000	Macy’s Inc.	10,443,600
58,000	Movado Group Inc.	2,416,860

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
108,000	Murphy USA Inc.†	$5,280,120
157,000	Nathan’s Famous Inc.†	8,507,830
100,000	Penske Automotive Group Inc.	4,950,000
580,000	Pier 1 Imports Inc.	8,937,800
36,000	Regis Corp.	506,880
290,000	Rush Enterprises Inc., Cl. B†	9,120,500
3,100	Sprouts Farmers Market Inc.†	101,432
445,000	The Bon-Ton Stores Inc.	4,587,950
400,000	The Cheesecake Factory Inc.	18,568,000
165,000	The Wendy’s Co.	1,407,450
241,000	Tractor Supply Co.	14,556,400
42,043	Village Super Market Inc., Cl. A	993,476
6,000	Vitamin Shoppe, Inc.†	258,120
56,000	Weis Markets Inc.	2,560,880
2,000	Winmark Corp.	139,260
6,000	Yoox SpA†	161,851

		209,300,050

	Specialty Chemicals — 4.1%
28,000	A. Schulman Inc.	1,083,600
17,500	Airgas Inc.	1,905,925
78,000	Albemarle Corp.	5,577,000
67,000	Ashland Inc.	7,285,580
765,000	Chemtura Corp.†	19,989,450
12,000	Cytec Industries Inc.	1,265,040
2,266,000	Ferro Corp.†	28,460,960
305,000	H.B. Fuller Co.	14,670,500
10,000	Hawkins Inc.	371,400
1,100,000	Huntsman Corp.	30,910,000
21,800	NewMarket Corp.	8,547,998
300,000	OMNOVA Solutions Inc.†	2,727,000
120,033	Penford Corp.†	1,540,023
13,000	Quaker Chemical Corp.	998,270
100,000	Rockwood Holdings Inc.	7,599,000
250,000	Sensient Technologies Corp.	13,930,000
600,000	Zep Inc.	10,596,000

		157,457,746

	Telecommunications — 1.3%
100,000	Atlantic Tele-Network Inc.	5,800,000
2,204,000	Cincinnati Bell Inc.†	8,661,720
6,795	Community Service Communications Inc.	4,077
110,000	Enventis Corp.	1,742,400
200,000	Gogo Inc.†	3,912,000
250,000	HC2 Holdings Inc.	997,500
6,000	IDT Corp., Cl. B	104,520
325,025	Ixia†	3,715,036
32,000	Loral Space & Communications Inc.†	2,326,080
129,000	New ULM Telecom Inc.	935,250
115,000	Rogers Communications Inc., Cl. B	4,628,750
116,005	Shenandoah Telecommunications Co.	3,533,512
392,616	Sprint Corp.†	3,349,014

Shares			Market Value
37,584		Verizon Communications Inc.	$1,838,985
815,000		VimpelCom Ltd., ADR	6,846,000

			48,394,844

		Transportation — 0.9%
477,000		GATX Corp.	31,930,380
20,000	(b)	Irish Continental Group plc	73,668
50,000		Navigator Holdings Ltd.†	1,469,000
133,000		Providence and Worcester Railroad Co.	2,427,250

			35,900,298

		Wireless Communications — 0.9%
34,000,000		Cable & Wireless Communications plc	28,657,242
33,000		Millicom International Cellular SA, SDR	3,022,652
534,105		NII Holdings Inc.†	293,758
25,175		United States Cellular Corp.†	1,027,140

			33,000,792

		TOTAL COMMON STOCKS	3,314,941,711

		PREFERRED STOCKS — 0.1%
		Automotive: Parts and Accessories — 0.1%
47,000		Jungheinrich AG	3,314,391

		RIGHTS — 0.0%
		Health Care — 0.0%
670,000		Sanofi, CVR, expire 12/31/20†	335,000

		Wireless Communications — 0.0%
200,000		Leap Wireless International Inc., CVR, expire 03/14/16†	504,000

		TOTAL RIGHTS	839,000

		WARRANTS — 0.0%
		Automotive: Parts and Accessories — 0.0%
4,531		Federal-Mogul Holdings Corp., expire 12/27/14†	24

		Real Estate — 0.0%
11,091		Tejon Ranch Co., expire 08/31/16†	32,497

		TOTAL WARRANTS	32,521

Principal Amount
		CORPORATE BONDS — 0.0%
		Real Estate — 0.0%
$ 65,376		Capital Properties Inc., 5.000%, 12/31/22	64,306
8,400		Gyrodyne Co. of America Inc., Sub. Deb., 5.000%, 06/30/17	91,476

		TOTAL CORPORATE BONDS	155,782

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 13.7%
$527,142,000	U.S. Treasury Bills, 0.010% to 0.110%††, 07/10/14 to 12/11/14	$527,101,979

	TOTAL INVESTMENTS — 100.0% (Cost $2,116,620,286)	$3,846,385,384

	Aggregate tax cost	$2,125,590,090

	Gross unrealized appreciation	$1,768,942,391
	Gross unrealized depreciation	(48,147,097)

	Net unrealized appreciation/depreciation	$1,720,795,294

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Denoted in units.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$252,313,648	—	$ 70	$252,313,718
Consumer Products	45,152,445	—	262	45,152,707
Financial Services	174,109,371	$ 2,295	693	174,112,359
Food and Beverage	261,605,452	—	650,289	262,255,741
Health Care	166,913,665	—	70,000	166,983,665
Real Estate	47,571,789	—	173,880	47,745,669
Other Industries (a)	2,366,377,852	—	—	2,366,377,852

Total Common Stocks	3,314,044,222	2,295	895,194	3,314,941,711

Preferred Stocks (a)	3,314,391	—	—	3,314,391
Rights (a)	335,000	—	504,000	839,000
Warrants (a)	32,521	—	—	32,521
Corporate Bonds (a)	—	64,306	91,476	155,782
U.S. Government Obligations	—	527,101,979	—	527,101,979

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,317,726,134	$527,168,580	$1,490,670	$3,846,385,384

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended June 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2014, the Fund held no futures contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. There were no restricted securities at June 30, 2014.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2014 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI   (800-422-3554)

f  914-921-5118

e info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating TM

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 4 stars overall, 4 stars for the three year period, 3 stars for the five year period, and 5 stars for the ten year period ended June 30, 2014 among 596, 596, 545, and 338 Small Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB443Q214QR

The Gabelli Focus Five Fund

Third Quarter Report — June 30, 2014

To Our Shareholders,

For the quarter ended June 30, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Focus Five Fund increased 6.8% compared with an increase of 5.2% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed is the schedule of investments as of June 30, 2014.

Comparative Results

Average Annual Returns through June 30, 2014 (a)(b) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	Since January 1, 2012(c)		Since Inception (12/31/02)
Class AAA (GWSVX)	6.84%	21.00%	19.81%	9.18%	25.04%		10.42%
S&P 500 Index	5.23	24.61	18.83	7.78	22.04	(d)	9.42
Class A (GWSAX)	6.84	21.03	19.85	9.23	25.07		10.45
With sales charge (e)	0.70	14.07	18.44	8.56	22.14		9.87
Class C (GWSCX)	6.59	20.05	18.92	8.39	24.12		9.65
With contingent deferred sales charge (f)	5.59	19.05	18.92	8.39	24.12		9.65
Class I (GWSIX)	6.92	21.35	20.12	9.37	25.39		10.58

In the current prospectuses dated January 28, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.48%, 1.48%, 2.23%, and 1.23%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.

(c)	On January 1, 2012, the Fund began operating under its current name.

(d)	S&P 500 Index performance is as of December 31, 2011.

(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Focus Five Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 87.5%
	Automotive — 6.4%
721,683	General Motors Co.	$26,197,093
75,000	O’Reilly Automotive Inc.†	11,295,000

		37,492,093

	Business Services — 0.7%
200,000	The Interpublic Group of Companies Inc.	3,902,000

	Cable and Satellite — 12.9%
573,702	Cablevision Systems Corp., Cl. A	10,125,840
76,799	DIRECTV†	6,528,683
345,101	EchoStar Corp., Cl. A†	18,269,647
950,000	Liberty Global plc, Cl. C†	40,194,500

		75,118,670

	Computer Software and Services — 6.9%
406,951	Blucora Inc.†	7,679,165
1,647,647	Internap Network Services Corp.†	11,615,911
297,573	Ixia†	3,401,259
180,514	NCR Corp.†	6,334,236
884,467	RealD Inc.†	11,285,799

		40,316,370

	Consumer Services — 4.2%
700,000	The ADT Corp.	24,458,000

	Diversified Industrial — 2.9%
375,000	Tyco International Ltd.	17,100,000

	Energy and Utilities — 12.2%
200,000	Cabot Oil & Gas Corp.	6,828,000
227,801	Cameron International Corp.†	15,424,406
751,493	Rowan Companies plc, Cl. A	23,995,172
1,087,439	Weatherford International plc†	25,011,097

		71,258,675

	Entertainment — 6.7%
1,014,502	Take-Two Interactive Software Inc.†	22,562,524
420,000	Twenty-First Century Fox Inc., Cl. B	14,376,600
100,000	Vivendi SA	2,446,940

		39,386,064

	Financial Services — 8.1%
150,000	Capital One Financial Corp.	12,390,000
312,066	CIT Group Inc.	14,280,140
909,906	Quinpario Acquisition Corp.†	9,544,914
167,200	State Street Corp.	11,245,872

		47,460,926

	Food and Beverage — 2.3%
96,400	Maple Leaf Foods Inc.	1,794,203
185,000	The Hillshire Brands Co.	11,525,500

		13,319,703

Shares		Market Value
	Health Care — 3.1%
110,188	Akorn Inc.†	$3,663,751
1,114,537	BioScrip Inc.†	9,295,239
75,000	Express Scripts Holding Co.†	5,199,750

		18,158,740

	Hotels and Gaming — 1.0%
364,863	International Game Technology	5,804,970

	Retail — 6.6%
300,000	GNC Holdings Inc., Cl. A	10,230,000
213,268	Macy’s Inc.	12,373,809
125,000	Murphy USA Inc.†	6,111,250
934,719	The Bon-Ton Stores Inc.(a)	9,636,953

		38,352,012

	Specialty Chemicals — 13.5%
1,226,002	Chemtura Corp.†	32,035,432
896,400	Huntsman Corp.	25,188,840
353,545	Methanex Corp.	21,842,010
		79,066,282

	TOTAL COMMON STOCKS	511,194,505

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 12.5%
$72,856,000	U.S. Treasury Bills, 0.010% to 0.070%††, 07/03/14 to 11/20/14	72,849,697

	TOTAL INVESTMENTS — 100.0% (Cost $518,938,597)	$584,044,202

	Aggregate tax cost	$519,777,421

	Gross unrealized appreciation	$71,606,557
	Gross unrealized depreciation	(7,339,776)

	Net unrealized appreciation/depreciation	$64,266,781

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

2

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined the Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

3

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$511,194,505	—	$511,194,505
U.S. Government Obligations	—	$72,849,697	72,849,697

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$511,194,505	$72,849,697	$584,044,202

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended June 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at June 30, 2014.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

4

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. The Fund held no option positions at June 30, 2014.

5

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

6

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Asset Management and Chairman of G.research, Inc., the Firm’s institutional research business. Mr. Miller served as Head of Institutional Equities at G.research, Inc. from 2004 - 2011, where he oversaw a significant expansion of the brokerage business. His responsibilities included managing the Firm’s daily research meetings, the institutional sales and trading teams, and seven industry conferences. Mr. Miller graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, FL.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q214QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Equity Series Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/26/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/26/2014

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 8/26/2014

* Print the name and title of each signing officer under his or her signature.